Defined Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Amounts Recognized in Balance Sheet	The amount recognized in the consolidated balance sheet at December 31, 2016 and 2015, is as follows:

(Dollars in thousands)	2016	2015
Accrued benefit liability	$540	$572

Schedule of Amounts Recognized in Other Comprehensive (Loss) Income

The amounts recognized in accumulated other comprehensive (loss) income consist of:

	December 31,
(Dollars in thousands)	2016	2015
Net gain, pretax	$(31)	$(47)
Net prior service cost, pretax	(209)	(244)

Schedule of Net Periodic (Income) Benefit Costs

The components of net periodic benefit costs from these defined benefit plans are as follows:

	Three Months Ended June 30,
(Dollars in thousands)	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Service cost	$9	$8	$1	$1
Interest cost	11	11	5	5
Amortization (accretion) of prior service cost	4	8	(6)	6

Net periodic benefit cost	$24	$27	$—	$12

	Six Months Ended June 30,
(Dollars in thousands)	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Service cost	$18	$17	$2	$2
Interest cost	22	23	10	11
Amortization (accretion) of prior service cost	7	25	(12)	91

Net periodic benefit cost	$47	$65	$—	$104

The components of net periodic postretirement (income) benefit cost for 2016, 2015 and 2014 are as follows:

(Dollars in thousands)	2016	2015	2014
Service cost	$4	$13	$13
Interest cost	23	32	38
Amortization of prior service cost	(35)	—	(1)

Net periodic postretirement (income) benefit cost	$(8)	$45	$50

Schedule of Assumptions Used

Assumptions used in the measurement of Mid Penn’s benefit obligations at December 31, 2016 and 2015 are as follows:

	2016	2015
Weighted-average assumptions:
Discount rate	4.00%	4.25%
Rate of compensation increase	3.00%	3.25%

Assumptions used in the measurement of Mid Penn’s net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Weighted-average assumptions:
Discount rate	4.25%	4.00%	4.75%
Rate of compensation increase	3.25%	3.00%	3.75%

Schedule of Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Health care cost trend rate assumed for next year	6.00%	5.50%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.50%	5.50%	5.50%
Year that the rate reaches the ultimate trend rate	2018	2016	2016

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care Plans. At December 31, 2016, a one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
(Dollars in thousands)	Increase	Decrease
Effect on total of service and interest cost	$—	$—
Effect on accumulated postretirement benefit obligation	3	3

Schedule of Expected Benefit Payments

Mid Penn expects to contribute $73,000 to its life and health benefit Plans in 2017. The following table shows the estimated benefit payments for future periods.

(Dollars in thousands)
1/1/2017 to 12/31/2017	$73
1/1/2018 to 12/31/2018	64
1/1/2019 to 12/31/2019	61
1/1/2020 to 12/31/2020	56
1/1/2021 to 12/31/2021	30
1/1/2022 to 12/31/2026	156

Defined Benefit Postretirement Health And Life Coverage [Member]
Schedule of Net Funded Status

The following tables provide a reconciliation of the changes in the Plan’s health and life insurance benefit obligations and fair value of Plan assets for the years ended December 31, 2016 and 2015, and a statement of the funded status at December 31, 2016 and 2015.

	December 31,
(Dollars in thousands)	2016	2015
Change in benefit obligations:
Benefit obligations, January 1	$572	$861
Service cost	4	13
Interest cost	23	32
Change in experience	2	(24)
Change in assumptions	13	(4)
Change due to plan amendment	—	(244)
Benefit payments	(74)	(62)

Benefit obligations, December 31	$540	$572

Change in fair value of plan assets:
Fair value of plan assets, January 1	$—	$—
Employer contributions	74	62
Benefit payments	(74)	(62)

Fair value of plan assets, December 31	$—	$—
Funded status at year end	$(540)	$(572)

Director's Retirement Plan [Member]
Schedule of Net Funded Status

The following tables provide a reconciliation of the changes in the directors’ defined benefit Plan’s benefit obligations and fair value of Plan assets for the years ended December 31, 2016 and 2015 and a statement of the status at December 31, 2016 and 2015. This Plan is unfunded.

	December 31,
(Dollars in thousands)	2016	2015
Change in benefit obligations:
Benefit obligations, January 1	$1,150	$1,186
Service cost	34	33
Interest cost	46	45
Actuarial gain	(13)	(8)
Change in assumptions	(4)	(16)
Benefit payments	(91)	(90)

Benefit obligations, December 31	$1,122	$1,150

Change in fair value of plan assets:
Fair value of plan assets, January 1	$—	$—
Employer contributions	91	90
Benefit payments	(91)	(90)

Fair value of plan assets, December 31	$—	$—
Funded status at year end	$(1,122)	$(1,150)

Schedule of Amounts Recognized in Balance Sheet	Amounts recognized in the consolidated balance sheet at December 31, 2016 and 2015 are as follows:

(Dollars in thousands)	2016	2015
Accrued benefit liability	$1,122	$1,150

Schedule of Amounts Recognized in Other Comprehensive (Loss) Income	Amounts recognized in accumulated other comprehensive income (loss) consist of:

	December 31,
(Dollars in thousands)	2016	2015
Net prior service cost, pretax	$43	$64
Net loss, pretax	60	77

Schedule of Net Periodic (Income) Benefit Costs

The components of net periodic retirement cost for 2016, 2015 and 2014 are as follows:

(Dollars in thousands)	2016	2015	2014
Service cost	$34	$33	$33
Interest cost	46	45	51
Amortization of prior-service cost	22	22	22

Net periodic retirement cost	$102	$100	$106

Schedule of Assumptions Used

Assumptions used in the measurement of Mid Penn’s benefit obligations at December 31, 2016 and 2015 are as follows:

	2016	2015
Weighted-average assumptions:
Discount rate	4.00%	4.25%
Change in consumer price index	2.00%	2.25%

Assumptions used in the measurement of Mid Penn’s net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Weighted-average assumptions:
Discount rate	4.25%	4.00%	4.75%
Change in consumer price index	2.25%	2.25%	2.75%

Schedule of Expected Benefit Payments

Mid Penn expects to contribute $94,000 to its retirement Plan in 2017. The following table shows the estimated benefit payments for future periods.

(Dollars in thousands)
1/1/2017 to 12/31/2017	$94
1/1/2018 to 12/31/2018	96
1/1/2019 to 12/31/2019	96
1/1/2020 to 12/31/2020	98
1/1/2021 to 12/31/2021	108
1/1/2022 to 12/31/2026	464